Report Of The Directors Financial Review Risk Report - Wholesale lending: commercial real estate loans and advances including loan commitments by level of collateral for key countries/territories (Details) - Commercial real estate loans and advances including loan commitments - Loans and advances to customers and banks - USD ($)
$ in Millions
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments		$ 127,271
UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments		27,819
Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments		64,437
US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments		$ 4,797
Wholesale Lending Sector
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 164,464
ECL coverage	0.50%
Wholesale Lending Sector | Rated CRR/PD1 to 7
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 162,492
Collateral value	$ 3,879
ECL coverage	0.10%
Wholesale Lending Sector | Rated CRR/PD 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 539
Collateral value	$ 12
ECL coverage	1.70%
Wholesale Lending Sector | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,433
Collateral value	$ 321
ECL coverage	38.00%
Wholesale Lending Sector | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 30,845
ECL coverage	0.90%
Wholesale Lending Sector | UK | Rated CRR/PD1 to 7
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 29,645
Collateral value	$ 299
ECL coverage	0.30%
Wholesale Lending Sector | UK | Rated CRR/PD 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 445
Collateral value	$ 6
ECL coverage	1.30%
Wholesale Lending Sector | UK | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 755
Collateral value	$ 137
ECL coverage	27.00%
Wholesale Lending Sector | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 75,271
ECL coverage	0.00%
Wholesale Lending Sector | Hong Kong | Rated CRR/PD1 to 7
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 75,256
Collateral value	$ 1,406
ECL coverage	0.00%
Wholesale Lending Sector | Hong Kong | Rated CRR/PD 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3
Collateral value	$ 0
ECL coverage	33.30%
Wholesale Lending Sector | Hong Kong | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 12
Collateral value	$ 0
ECL coverage	0.00%
Wholesale Lending Sector | US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 5,301
ECL coverage	0.10%
Wholesale Lending Sector | US | Rated CRR/PD1 to 7
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 5,282
Collateral value	$ 0
ECL coverage	0.10%
Wholesale Lending Sector | US | Rated CRR/PD 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 19
Collateral value	$ 0
ECL coverage	0.00%
Wholesale Lending Sector | US | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
Collateral value	$ 0
ECL coverage	0.00%
Wholesale Lending Sector | Not collateralised | Rated CRR/PD1 to 7
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 64,324
ECL coverage	0.10%
Wholesale Lending Sector | Not collateralised | Rated CRR/PD 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 49
ECL coverage	2.00%
Wholesale Lending Sector | Not collateralised | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 338
ECL coverage	57.10%
Wholesale Lending Sector | Not collateralised | UK | Rated CRR/PD1 to 7
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 11,001
ECL coverage	0.20%
Wholesale Lending Sector | Not collateralised | UK | Rated CRR/PD 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2
ECL coverage	0.00%
Wholesale Lending Sector | Not collateralised | UK | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 61
ECL coverage	85.20%
Wholesale Lending Sector | Not collateralised | Hong Kong | Rated CRR/PD1 to 7
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 32,364
ECL coverage	0.00%
Wholesale Lending Sector | Not collateralised | Hong Kong | Rated CRR/PD 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%
Wholesale Lending Sector | Not collateralised | Hong Kong | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%
Wholesale Lending Sector | Not collateralised | US | Rated CRR/PD1 to 7
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%
Wholesale Lending Sector | Not collateralised | US | Rated CRR/PD 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%
Wholesale Lending Sector | Not collateralised | US | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%
Wholesale Lending Sector | Fully collateralised | Rated CRR/PD1 to 7
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 91,791
ECL coverage	0.10%
Wholesale Lending Sector | Fully collateralised | Rated CRR/PD 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 477
ECL coverage	1.50%
Wholesale Lending Sector | Fully collateralised | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 621
ECL coverage	13.50%
Wholesale Lending Sector | Fully collateralised | UK | Rated CRR/PD1 to 7
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 18,112
ECL coverage	0.20%
Wholesale Lending Sector | Fully collateralised | UK | Rated CRR/PD 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 435
ECL coverage	1.10%
Wholesale Lending Sector | Fully collateralised | UK | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 433
ECL coverage	9.20%
Wholesale Lending Sector | Fully collateralised | Hong Kong | Rated CRR/PD1 to 7
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 40,747
ECL coverage	0.10%
Wholesale Lending Sector | Fully collateralised | Hong Kong | Rated CRR/PD 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3
ECL coverage	33.30%
Wholesale Lending Sector | Fully collateralised | Hong Kong | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 12
ECL coverage	0.00%
Wholesale Lending Sector | Fully collateralised | US | Rated CRR/PD1 to 7
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 5,282
ECL coverage	0.10%
Wholesale Lending Sector | Fully collateralised | US | Rated CRR/PD 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 19
ECL coverage	0.00%
Wholesale Lending Sector | Fully collateralised | US | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%
Wholesale Lending Sector | Partially collateralised | Rated CRR/PD1 to 7
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 6,377
ECL coverage	0.20%
Wholesale Lending Sector | Partially collateralised | Rated CRR/PD 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 13
ECL coverage	7.70%
Wholesale Lending Sector | Partially collateralised | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 474
ECL coverage	56.50%
Wholesale Lending Sector | Partially collateralised | UK | Rated CRR/PD1 to 7
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 532
ECL coverage	0.60%
Wholesale Lending Sector | Partially collateralised | UK | Rated CRR/PD 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 8
ECL coverage	12.50%
Wholesale Lending Sector | Partially collateralised | UK | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 261
ECL coverage	42.90%
Wholesale Lending Sector | Partially collateralised | Hong Kong | Rated CRR/PD1 to 7
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,145
ECL coverage	0.00%
Wholesale Lending Sector | Partially collateralised | Hong Kong | Rated CRR/PD 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%
Wholesale Lending Sector | Partially collateralised | Hong Kong | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%
Wholesale Lending Sector | Partially collateralised | US | Rated CRR/PD1 to 7
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%
Wholesale Lending Sector | Partially collateralised | US | Rated CRR/PD 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%
Wholesale Lending Sector | Partially collateralised | US | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%
Wholesale Lending Sector | – less than 50% | Rated CRR/PD 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 178
ECL coverage	1.70%
Wholesale Lending Sector | – less than 50% | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 425
ECL coverage	11.50%
Wholesale Lending Sector | – less than 50% | UK | Rated CRR/PD 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 149
ECL coverage	1.30%
Wholesale Lending Sector | – less than 50% | UK | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 304
ECL coverage	9.20%
Wholesale Lending Sector | – less than 50% | Hong Kong | Rated CRR/PD 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3
ECL coverage	33.30%
Wholesale Lending Sector | – less than 50% | Hong Kong | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2
ECL coverage	0.00%
Wholesale Lending Sector | – less than 50% | US | Rated CRR/PD 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 19
ECL coverage	0.00%
Wholesale Lending Sector | – less than 50% | US | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%
Wholesale Lending Sector | – 51% to 75% | Rated CRR/PD 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 269
ECL coverage	0.40%
Wholesale Lending Sector | – 51% to 75% | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 90
ECL coverage	26.70%
Wholesale Lending Sector | – 51% to 75% | UK | Rated CRR/PD 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 265
ECL coverage	0.40%
Wholesale Lending Sector | – 51% to 75% | UK | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 58
ECL coverage	6.90%
Wholesale Lending Sector | – 51% to 75% | Hong Kong | Rated CRR/PD 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%
Wholesale Lending Sector | – 51% to 75% | Hong Kong | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 10
ECL coverage	0.00%
Wholesale Lending Sector | – 51% to 75% | US | Rated CRR/PD 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%
Wholesale Lending Sector | – 51% to 75% | US | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%
Wholesale Lending Sector | – 76% to 90% | Rated CRR/PD 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 13
ECL coverage	7.70%
Wholesale Lending Sector | – 76% to 90% | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 38
ECL coverage	2.60%
Wholesale Lending Sector | – 76% to 90% | UK | Rated CRR/PD 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 7
ECL coverage	14.30%
Wholesale Lending Sector | – 76% to 90% | UK | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 35
ECL coverage	5.70%
Wholesale Lending Sector | – 76% to 90% | Hong Kong | Rated CRR/PD 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%
Wholesale Lending Sector | – 76% to 90% | Hong Kong | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%
Wholesale Lending Sector | – 76% to 90% | US | Rated CRR/PD 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%
Wholesale Lending Sector | – 76% to 90% | US | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%
Wholesale Lending Sector | – 91% to 100% | Rated CRR/PD 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 17
ECL coverage	11.80%
Wholesale Lending Sector | – 91% to 100% | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 68
ECL coverage	16.20%
Wholesale Lending Sector | – 91% to 100% | UK | Rated CRR/PD 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 14
ECL coverage	14.30%
Wholesale Lending Sector | – 91% to 100% | UK | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 36
ECL coverage	16.70%
Wholesale Lending Sector | – 91% to 100% | Hong Kong | Rated CRR/PD 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%
Wholesale Lending Sector | – 91% to 100% | Hong Kong | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%
Wholesale Lending Sector | – 91% to 100% | US | Rated CRR/PD 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%
Wholesale Lending Sector | – 91% to 100% | US | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%